Other Current Assets	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
OTHER CURRENT ASSETS	NOTE 3 — OTHER CURRENT ASSETS:
	December 31
	2023	2022
Governmental institutions	233,501	120,126
Prepaid expenses	349,632	59,415
Other current assets	68,427	-
Total	651,560	179,541